FPA Global Equity ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	AEROSPACE & DEFENSE — 3.1%
26,154	Safran S.A.	$9,140,940
	APPAREL & TEXTILE PRODUCTS — 1.7%
22,578	Cie Financiere Richemont S.A.	4,904,109
	BANKING — 5.0%
102,336	Citigroup, Inc.	11,941,588
31,826	Wells Fargo & Co.	2,966,183
		14,907,771
	BEVERAGES — 8.6%
149,180	Heineken Holding N.V.	10,939,739
292,344	JDE Peet's N.V.	10,945,907
44,133	Pernod Ricard S.A.	3,791,339
		25,676,985
	BIOTECH & PHARMA — 1.1%
22,850	Merck KGaA	3,292,217
	CABLE & SATELLITE — 5.2%
11,045	Charter Communications, Inc. - Class A*	2,305,644
352,137	Comcast Corp. - Class A	10,525,375
52,280	Liberty Broadband Corp. - Class C*	2,540,808
		15,371,827
	CHEMICALS — 6.5%
209,156	Azelis Group N.V.	2,298,231
30,497	IMCD N.V.	2,771,871
151,885	International Flavors & Fragrances, Inc.	10,235,530
618,400	Nippon Paint Holdings Co., Ltd.	4,135,432
		19,441,064
	COMMERCIAL SUPPORT SERVICES — 2.5%
81,329	Eurofins Scientific S.E.	5,964,057
26,466	Sodexo S.A.	1,359,195
		7,323,252
	CONSTRUCTION MATERIALS — 3.6%
122,052	Amrize Ltd.*	6,713,553
40,719	Holcim AG	3,997,361
		10,710,914
	E-COMMERCE DISCRETIONARY — 3.1%
40,292	Amazon.com, Inc.*	9,300,199
	ELECTRIC UTILITIES — 0.2%
35,754	PG&E Corp.	574,567
	ELECTRICAL EQUIPMENT — 3.7%
48,900	TE Connectivity PLC	11,125,239

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION — 1.9%
33,926	Samsung C&T Corp.	$5,640,399
	ENTERTAINMENT CONTENT — 0.1%
7,317	Nexon Co., Ltd.	178,768
	FOOD — 1.3%
	HEALTH CARE FACILITIES & SVCS — 1.8%
29,304	ICON PLC*	5,339,775
	HOME CONSTRUCTION — 1.8%
105,612	Fortune Brands Innovations, Inc.	5,282,712
	HOUSEHOLD PRODUCTS — 0.0%
4,200	Shiseido Co., Ltd.	61,080
	INSURANCE — 2.7%
22,302	Aon PLC - Class A	7,869,930
	INTERNET MEDIA & SERVICES — 15.6%
32,908	Alphabet, Inc. - Class A	10,300,204
42,109	Alphabet, Inc. - Class C	13,213,804
27,364	Delivery Hero S.E.*	730,634
17,622	Meta Platforms, Inc. - Class A	11,632,106
127,248	Prosus N.V.	7,903,287
29,854	Uber Technologies, Inc.*	2,439,370
		46,219,405
	LEISURE FACILITIES & SERVICES — 2.6%
11,593	Marriott International, Inc. - Class A	3,596,612
32,132	Vail Resorts, Inc.	4,267,130
		7,863,742
	MACHINERY — 0.5%
41,200	Hoshizaki Corp.	1,371,142
	MEDICAL EQUIPMENT & DEVICES — 6.7%
124,074	Avantor, Inc.*	1,421,888
56,799	Becton, Dickinson and Co.	11,022,982
12,003	Bio-Rad Laboratories, Inc. - Class A*	3,636,789
6,618	Thermo Fisher Scientific, Inc.	3,834,800
		19,916,459
	METALS & MINING — 3.2%
1,327,107	Glencore PLC	7,272,667
243,058	Grupo Mexico S.A.B. de C.V.	2,297,291
		9,569,958
	OIL & GAS PRODUCERS — 1.2%
124,982	Kinder Morgan, Inc.	3,435,755
	OIL & GAS SERVICES & EQUIP — 1.3%
250,080	NOV, Inc.	3,908,750

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
115,933	Swire Pacific Ltd. - Class A	$933,995
	RETAIL - DISCRETIONARY — 2.9%
88,594	CarMax, Inc.*	3,423,272
23,462	Ferguson Enterprises, Inc.	5,223,345
		8,646,617
	SEMICONDUCTORS — 6.5%
50,737	Analog Devices, Inc.	13,759,874
2,945	Broadcom, Inc.	1,019,265
21,170	NXP Semiconductors N.V.	4,595,160
		19,374,299
	TECHNOLOGY HARDWARE — 0.4%
17,082	Nintendo Co., Ltd.	1,155,412
	TECHNOLOGY SERVICES — 1.3%
71,435	LG Corp.	4,001,808
	TRANSPORTATION EQUIPMENT — 1.0%
13,194	Westinghouse Air Brake Technologies Corp.	2,816,259
	TOTAL COMMON STOCKS
	(Cost $247,160,088)	289,306,433
	EXCHANGE-TRADED FUNDS — 2.3%
39,970	iShares 0-3 Month Treasury Bond ETF	4,012,189
19,743	Vanguard Total World Stock ETF	2,784,947
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,040,520)	6,797,136
	TOTAL INVESTMENTS — 99.7%
	(Cost $253,200,608)	296,103,569
	Other Assets in Excess of Liabilities — 0.3%	875,505
	TOTAL NET ASSETS — 100.0%	$296,979,074

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.